Intangible assets, net	12 Months Ended
Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
9.	Intangible assets, net
	As of June 30,
	2012	2013	2013
	RMB	RMB	US$
Cost:
Patents, trademark and licenses	37,070,000	38,520,000	6,276,273
Copyrights, mini lamb video series
and franchises agreement	21,700,000	21,770,000	3,547,105
Non-competition agreement	5,000,000	5,000,000	814,677
Preferential leasing contracts	17,600,000	33,200,000	5,409,457
Total	81,370,000	98,490,000	16,047,512
Accumulative amortization and impairment:
Patents, trademarks and licenses	(4,355,489)	(7,017,155)	(1,143,343)
Copyrights, mini lamb video series and
franchises agreement	(3,450,000)	(4,381,167)	(713,847)
Non-competition agreement	(3,900,000)	(4,057,143)	(661,052)
Preferential leasing contracts	(849,123)	(2,720,149)	(443,210)
Total	(12,554,612)	(18,175,614)	(2,961,452)
Intangible assets, net	68,815,388	80,314,386	13,086,060

Amortization is computed using the straight-line method over the intangible assets' economic lives, (trademark with indefinite useful life acquired is not subject to amortization), as the following:

Patents and licenses	1 - 10 years
Copyrights, mini lamb video series and franchises agreement	15 years
Non-competition agreement	10 years
Preferential leasing contracts	19 years

Amortization expenses were RMB5,059,546, RMB4,703,847 and RMB5,621,002 (US$915,860) for the years ended June 30, 2011, 2012 and 2013, respectively for continuing operations which was recorded in general and administrative expenses.

The Group estimates the fair value of the intangible assets through internal analysis, which utilizes income approach through the application of discounted cash flow method. The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the intangible assets, appropriate discount rates and long-term growth rates. For the years ended June 30, 2011, 2012 and 2013, the Group recorded an impairment loss of RMB942,678, RMB3,000,000 and nil on its intangible assets for the continuing operations, respectively, in connection with the assessment of mini lamb video series and non-competition agreement, as follows:

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Research and development expenditures	792,049	-	-	-
General and administrative expenses	150,629	3,000,000	-	-
	942,678	3,000,000	-	-

The following table represents the total estimated amortization expense of intangible assets for each of the next five years:

	RMB	US$
Year ending June 30,
- 2014	5,995,239	976,837
- 2015	5,781,350	941,987
- 2016	5,761,906	938,819
- 2017	5,415,239	882,334
- 2018	5,415,239	882,334